OPERATING LEASE - Summary Of Supplemental Cash Flow Information Related To Operating Lease (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
OPERATING LEASE
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 68,850	¥ 43,391	¥ 113,978	¥ 70,602
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 63,934	¥ 87,503	¥ 107,771	¥ 193,660